Short-Term Loans and Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Long-Term Debt
Long-term debt consisted of the following:

	December 31
	2021	2020

	(Millions of yen)
Loan from banks; bearing interest of 0.21% at December 31, 2021 and 0.09% at December 31, 2020 *1	174,000	344,000
Other debt *2	7,040	6,608

	181,040	350,608
Less current portion	(1,290)	(345,774)

	179,750	4,834

*1
Canon prepaid ¥170,000 million of the outstanding loan under the unsecured revolving credit facility contracts on December 28, 2021 before its due date. The remaining balance of ¥174,000 million was refinanced with a new expiration date in December 2023 under the credit facilities. The outstanding loans under the credit facilities are ¥
174,000 million at a floating interest of 0.21% and Canon has no unused credit facilities as of December 31, 2021.

*2	Other debt consisted of term-loans and finance lease obligations as of December 31, 2021 and 2020.

Aggregate Annual Maturities of Long-Term Debt Outstanding
The aggregate annual maturities of long-term debt outstanding at December 31, 2021 were as follows:

(Millions of yen)
Year ending December 31:
2022	1,290
2023	174,920
2024	609
2025	417
2026	237
Thereafter	3,567

181,040